Additional Financial Information (Schedule of Current Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Additional Financial Information [Abstract]
Accounts payable	$ 18,712	$ 11,241
Accrued payroll and employee related liabilities	54,950	88,501
Cash due to promoters	84,975	78,428
Accrued expenses	41,159	43,791
Total	$ 199,796	$ 221,961